Apr. 21, 2017
Class T Prospectus | DREYFUS RESEARCH GROWTH FUND INC
DREYFUS RESEARCH GROWTH FUND INC
April 21, 2017 DREYFUS RESEARCH GROWTH FUND, INC. (Class T shares) Supplement to Prospectus Dated March 31, 2017

The following information supersedes the information contained in “Fund Summary – Fees and Expenses” in the fund’s prospectus:

The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund so that the annual fund operating expenses for Class T shares (excluding Rule 12b-1 fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .78%.  On or after March 31, 2018, The Dreyfus Corporation may terminate this expense limitation at any time.